Derivatives and fair value measurements - Interest Rate Swap (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Derivative [Line Items]
Fair Value/Carrying Amount of Liability	$ 592	$ 470
U.S. Dollar-denominated Interest Rate Swap
Derivative [Line Items]
Interest Rate Index	Euribor	Euribor
Principal Amount	5,178	6,386
Fair Value/Carrying Amount of Liability	$ 592	$ 470
Weighted-average remaining term	11 years 3 months	12 years 3 months
Fixed Interest Rate	2.35%	2.35%